May 30, 2013

VIA ELECTRONIC SUBMISSION

CFDraft.Submission@sec.gov

Draft Registration Statement

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-7010

Attn: Division of Corporate Finance

Re:	Wixpress Ltd.

First Confidential Submission of Draft Registration Statement on Form F-1

Ladies and Gentlemen:

On behalf of our client, Wixpress Ltd., an Israeli Company, (the “Company”), we hereby confidentially submit the draft Registration Statement on Form F-1 (the “Registration Statement”) pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “JOBS Act”) for non-public review by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) prior to the public filing of the Registration Statement.

Pursuant to Title I, Section 101 of the JOBS Act, the Company is an “emerging growth company” that had total annual gross revenues of less than $1.0 billion during its most recently completed fiscal year ended December 31, 2012. Therefore, the Company is permitted to make this confidential submission of the Registration Statement for review by the Staff, provided that the Registration Statement and all amendments thereto shall be publicly filed with the Commission not later than 21 days before the date on which the Company conducts a “road show,” as such term is defined in Rule 433(h)(4) of the U.S. Securities Act of 1933, as amended.

Please direct all notices and communications with respect to this confidential submission to the following:

Colin J. Diamond

White & Case LLP

1155 Avenue of the Americas

New York, NY 10036-2787

Telephone: +1 212 819 8754

Email: cdiamond@whitecase.com

Please do not hesitate to contact Colin Diamond at the number above or Jessica Chen at (212) 819-8503 or jessica.chen@whitecase.com should you have any questions regarding the enclosed documents.

Sincerely,

/s/ White & Case LLP
White & Case LLP

Enclosure(s)

cc:	Avishai Abrahami, Co-founder, Chief Executive Officer and Director, Wixpress Ltd.

Nir Zohar, Chief Operating Officer, Wixpress Ltd.

Lior Shemesh, Chief Financial Officer, Wixpress Ltd.

Robert D. Sanchez, Wilson Sonsini Goodrich & Rosati, Professional Corporation

Allison B. Spinner, Wilson Sonsini Goodrich & Rosati, Professional Corporation

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